Employee benefit plans and compensation plans - Pre-tax and after-tax share-based compensation expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense - pre-tax	$ 2.4	$ 4.7	$ 2.5
Total share-based compensation expense - after-tax	2.0	3.8	2.0
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense - pre-tax	5.8	5.8	0.0
Total share-based compensation expense - after-tax	4.6	4.6	0.0
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense - pre-tax	0.9	0.8	0.0
Total share-based compensation expense - after-tax	0.7	0.6	0.0
2018 Omnibus plan | PSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense - pre-tax	(2.2)	0.7	1.5
Modification of award, pre tax		1.5
Total share-based compensation expense - after-tax	(1.7)	0.6	1.2
2019 Long Term Incentive Plan | PSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense - pre-tax	(0.8)	0.8	0.0
Total share-based compensation expense - after-tax	(0.6)	0.7	0.0
2016 Long Term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense - pre-tax	(1.3)	(3.4)	1.0
Total share-based compensation expense - after-tax	$ (1.0)	$ (2.7)	$ 0.8